Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon U.S. Mortgage Fund Inc - Class A | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
BNY Mellon U.S. Mortgage Fund Inc - Class A | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
BNY Mellon U.S. Mortgage Fund Inc - Class A | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon U.S. Mortgage Fund Inc - Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon U.S. Mortgage Fund Inc - Class A | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon U.S. Mortgage Fund Inc - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
BNY Mellon U.S. Mortgage Fund Inc - Class C | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
BNY Mellon U.S. Mortgage Fund Inc - Class C | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
BNY Mellon U.S. Mortgage Fund Inc - Class C | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon U.S. Mortgage Fund Inc - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon U.S. Mortgage Fund Inc - Class C | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon U.S. Mortgage Fund Inc - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
BNY Mellon U.S. Mortgage Fund Inc - Class I | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
BNY Mellon U.S. Mortgage Fund Inc - Class I | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
BNY Mellon U.S. Mortgage Fund Inc - Class I | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon U.S. Mortgage Fund Inc - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon U.S. Mortgage Fund Inc - Class I | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon U.S. Mortgage Fund Inc - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
BNY Mellon U.S. Mortgage Fund Inc - Class Y | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
BNY Mellon U.S. Mortgage Fund Inc - Class Y | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
BNY Mellon U.S. Mortgage Fund Inc - Class Y | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon U.S. Mortgage Fund Inc - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon U.S. Mortgage Fund Inc - Class Y | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon U.S. Mortgage Fund Inc - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
BNY Mellon U.S. Mortgage Fund Inc - Class Z | U.S. Government Agencies Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
BNY Mellon U.S. Mortgage Fund Inc - Class Z | U.S. Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
BNY Mellon U.S. Mortgage Fund Inc - Class Z | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon U.S. Mortgage Fund Inc - Class Z | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon U.S. Mortgage Fund Inc - Class Z | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon U.S. Mortgage Fund Inc - Class Z | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)